Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 95,943	¥ 139,347	¥ 266,397
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments	(17,354)	(32,157)	(93,146)
Net unrealized gains and losses on securities			(141)
Net gains and losses on derivative instruments	970	(1,068)	488
Pensionliability adjustments	1,382	(3,630)	(30,570)
Net change during the period	(15,002)	(36,855)	(123,369)
Comprehensive income (loss)	80,941	102,492	143,028
Less: Comprehensive income attributable to noncontrolling interests	13,961	16,353	6,887
Comprehensive income (loss) attributable to Canon Inc.	¥ 66,980	¥ 86,139	¥ 136,141